Accounts receivable, net - Additional Information (Details) - customer	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable, net
Number of top customers	10
Credit concentration risk [Member] | Accounts receivable | Top 10 customers
Accounts receivable, net
Accounts receivable, percentage	86.00%	86.00%
Credit concentration risk [Member] | Accounts receivable | Customer A
Accounts receivable, net
Accounts receivable, percentage		26.00%
Credit concentration risk [Member] | Accounts receivable | Customer B
Accounts receivable, net
Accounts receivable, percentage	39.00%	16.00%
Credit concentration risk [Member] | Accounts receivable | Customer C
Accounts receivable, net
Accounts receivable, percentage		13.00%
Credit concentration risk [Member] | Accounts receivable | Customer D
Accounts receivable, net
Accounts receivable, percentage	12.00%	11.00%
Credit concentration risk [Member] | Accounts receivable | Customer E
Accounts receivable, net
Accounts receivable, percentage	17.00%